Stock-Based Compensation - Schedule of Other Equity Instruments (Detail) - Deferred Share Units [Member] - Board of Director [Member] - Equity	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of range of exercise prices of outstanding share options [Line Items]
Beginning balance	2,682,000	2,542,000
Issued	156,000	254,000
Reinvested	88,000	97,000
Redeemed	(279,000)	(184,000)
Forfeitures and cancellations	(2,000)	(27,000)
Ending balance	2,645,000	2,682,000